Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Capitol Investment Corp. V
Class of Warrant or Right [Line Items]
Restatement to Prior Year Income
The following tables summarize the effect of the restatement on each financial statement line item as of the dates and for the period indicated:

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of December 4, 2020
Warrant liabilities	$—	$23,053,333	$23,053,333
Total liabilities	12,075,000	23,053,333	35,128,333
Class A common stock subject to possible redemption	329,284,280	(23,053,333)	306,230,947
Class A common stock	157	231	388
Additional paid-in capital	5,020,615	873,193	5,893,808
Accumulated deficit	$(21,628)	$(873,424)	$(895,052)

Balance Sheet as of December 31, 2020
Warrant liabilities	$—	$30,680,000	$30,680,000
Total liabilities	12,190,461	30,680,000	42,870,461
Class A common stock subject to possible redemption	329,149,850	(30,680,000)	298,469,850
Class A common stock	159	306	465
Additional paid-in capital	5,155,043	8,499,785	13,654,828
Accumulated deficit	$(156,059)	$(8,500,091)	$(8,656,150)

Statement of Operations for the Year ended December 31, 2020
Formation and operational costs	$157,497	$873,424	$1,030,921
Change in fair value of warrant liabilities	—	(7,626,667)	(7,626,667)
Other income (expense), net	12,580	(7,626,667)	(7,614,087)
Net loss	$(144,917)	$(8,500,091)	$(8,645,008)

Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	32,914,985	(3,068,000)	29,846,985
Basic and diluted weighted average shares outstanding, non-redeemable common stock	7,698,927	170,066	7,868,993
Basic and diluted net loss per share, Non-redeemable common stock	$(0.02)	$(1.08)	$(1.10)

Statement of Changes in Temporary Equity and Permanent Equity for the Year ended December 31, 2020
Sale of 34,500,000 Units, net of underwriting discounts – Additional Paid in Capital	$325,527,465	$(14,421,576)	$311,105,889
Sale of 5,833,333 private placement warrants – Additional Paid in Capital	8,750,000	(8,750,000)	—
Excess of purchase price paid over fair value of private placement warrants – Additional Paid in Capital	—	991,667	991,667
Statement of Cash Flows for the year ended December 31, 2020
Cash Flows from Operating Activities:
Net Loss	$(144,917)	$(8,500,091)	$(8,645,008)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	—	7,626,667	7,626,667
Transaction costs allocable to warrant liabilities	—	873,424	873,424
Non-Cash Investing and Financing Activities
Initial classification of Class A common stock subject to redemption	$329,284,280	$(23,053,333)	$306,230,947
Change in value of Class A common stock subject to redemption	(134,430)	(7,626,667)	(7,761,097)
Initial measurement of warrants issued in connection with the initial Public Offering accounted for as liabilities	—	23,053,333	23,053,333